RELATED PARTY TRANSACTIONS	12 Months Ended
Oct. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 9 – RELATED PARTY TRANSACTIONS

In June 2022, Everett Dickson advanced the Company $6,000 for a general operating expense. The $6,000 was repaid the following month.

During the year ended October 31, 2022, a $5,500 payment was mistakenly made to a company controlled by Everett Dickson. The amount is to be repaid. This amount was applied to the note payable during the year ended October 31, 2023.Pickle Jar the company benefiting from this error, advanced the Company $22,000, on September 1, 2023. The amount due to the Company from Pickle Jar was offset against this new advance leaving a note payable to Pickle Jar of $16,500. The funds advanced were used by the Company to repay the balance due on a convertible note held by Quick Capital, LLC. (see note 8)

On August 17, 2023, Everett Dickson paid $1,910, to a consultant of the Company’s. The transaction is considered a loan advance and is evidenced by a note payable (below) issued to Everett Dickson.

On September 1, 2023, Everett Dickson directly paid $13,500 to Diagonal Lending LLC on behalf of the Company paying the amount of the agreed settlement extinguishing the balance due on the convertible note due. The transaction is considered a loan advance and is evidenced by a note payable (below) issued to Everett Dickson.

On September 1, 2023, Everett Dickson deposited $2,000, into the Company’s bank accounts to fund payments. The transaction is considered a loan advance and is evidenced by a note payable issued to Everett Dickson. As of October 31, 2023 the note balance due to Everett Dickson is $17,410, is due upon demand and does not bear interest.

On January 14, 2023, the Company granted 30 million restricted common shares to Robert C. Bohorad. The Company signed a letter of intent with Mr. Charles Green and Mr. Bohorad on October 26, 2022, where Mr. Bohorad will become Chief Operating Officer and Chief Financial Officer. The purpose of the issuance is to retain and incentivize the individuals in their efforts to manage the Company and foster its success. The shares were valued at $0.006, the closing stock price on the date of grant, for total non-cash compensation of $180,000. The amount was to be recognized over a one-year period. On September 15, 2023, Robert C. Bohorad returned the 30 million restricted common shares to the Company.

During the year ended October 31, 2023 and 2022, the Company paid Robert C. Bohorad, President and CEO, $7,000 and $22,000 for compensation, respectively. During the year ended October 31, 2023, Mr. Bohorad forgave $53,000 of accrued compensation. The Company and Mr. Bohorad have agreed that the balance due of $30,000, will be paid by March 31, 2024. See Note 15.

On October 30, 2023, the Company awarded Mr. Bohorad 3,000,000 shares of restricted common stock to facilitate the preparation of financial statements and in the transition of the Company to new ownership. (see note 15)